SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Use of Estimates
Basis of Presentation and Use of Estimates
The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and notes thereto. Actual results could differ from those estimates.

Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. In the opinion of management, the accompanying unaudited condensed interim consolidated financial statements reflect all adjustments, consisting of normal recurring adjusting, considered necessary for a fair presentation of such interim results.
Greenidge is the successor entity for accounting purposes to Greenidge Generation Holdings LLC (“GGH”) as a result of the corporate restructuring consummated in January 2021. Pursuant to this restructuring, Greenidge was incorporated in the State of Delaware on January 27, 2021 and on January 29, 2021, entered into an asset contribution and exchange agreement with the owners of GGH, pursuant to which Greenidge acquired all of the ownership interests in GGH in exchange for 28,000,000 shares of Greenidge’s class B common stock. As a result of this transaction, GGH became a wholly owned subsidiary of Greenidge. The financial information presented herein are that of GGH for the periods before January 29, 2021 and Greenidge for the period after January 29, 2021.
The results for the unaudited interim condensed consolidated statements of operations are not necessarily indicative of results to be expected for the year ending December 31, 2021 or for any future interim period. The unaudited condensed interim consolidated financial statements do not include all of the information and notes required by U.S.
GAAP for complete financial statements. The accompanying unaudited condensed interim consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended December 31, 2020 and accompanying notes.
The condensed consolidated financial statements include the accounts of Greenidge and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.
Variable Interest Entities
The Company evaluates its interests in variable interest entities (“VIE”) and consolidates any VIE in which it has a controlling financial interest and is deemed to be the primary beneficiary. A controlling financial interest has both of the following characteristics: (1) the power to direct the activities of the VIE that most significantly impact its economic performance; and (2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could be significant to the VIE. If both characteristics are met, the Company considers itself to be the primary beneficiary and therefore will consolidate that VIE into its consolidated financial statements.
Consolidation of a Variable Interest Entit
y
On October 2, 2019, Blocker, a related entity through common ownership, purchased
 15,000

preferred units of Greenidge Coin, LLC (“GC”) for
$15,000.
Blocker was formed for the sole purpose of making a capital investment into GC so that GC could then provide a loan to GGH. The purpose of the loan from GC to GGH was to fund the development of infrastructure necessary for the Company to commence its Bitcoin mining operations.
Accordingly, Blocker is deemed a VIE because Blocker’s operations consist of its investment in GC and consequently, Blocker relies on the operations of the Company to sustain future operating expenses. The Company is deemed the primary beneficiary of the VIE because it is the sole provider of financial support. Accordingly, as of October 2, 2019, the Company consolidated Blocker’s balance sheet and results of operations. On December 31, 2020, Blocker entered into a liquidating distribution agreement with GGH, effectively dissolving Blocker into GGH.

Use of estimates
Use of estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and notes thereto. Actual results could differ from those estimates. Significant estimates made by management include, but are not limited to, estimates of the fair value of goodwill and intangible assets, useful lives of long-lived assets, stock-based compensation, current and deferred income tax assets and liabilities and asset retirement obligations.

Significant Accounting Policies	Significant Accounting Policies For a detailed discussion about the Company’s significant accounting policies, see the Company’s December 31, 2020 consolidated financial statements.
Cash, Cash Equivalents, and Investments
Cash, Cash Equivalents, and Investments
All liquid instruments with an original maturity, at the date of purchase, of 90 days or less are classified as cash equivalents. Cash equivalents and short-term investments consist primarily of money market funds, certificates of deposit, commercial paper, corporate notes and bonds, and U.S. government agency securities. The Company’s interest income on cash, cash equivalents and investments is included in interest expense, net in the condensed consolidated statements of operations.
The Company monitors our investments for impairment on a quarterly basis to determine whether a decline in fair value is other-than-temporary by considering factors such as current economic and market conditions, the credit rating of the security’s issuer, the length of time an investment’s fair value has been below the Company’s carrying value, the Company’s intent to sell the security and the Company’s belief that it will not be required to sell the security before the recovery of its amortized cost. If an investment’s decline in fair value is deemed to be other-than-temporary, the Company reduces its carrying value to the estimated fair value, as determined based on quoted market prices or liquidation values. Declines in value judged to be other-than-temporary, if any, are recorded in operations as incurred.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries as described in Note 1. All significant intercompany accounts and transactions have been eliminated.

Emissions Expense and Credits
Emissions Expense and Credits
The Company participates in the Regional Greenhouse Gas Initiative (“RGGI”), which requires, by law, that the Company remit credits to offset 50%
of the Company’s annual emission expense in the following year, for each of the years in the three year control period (January 1, 2018 to December 31, 2020). In February 2021, the Company settled the emissions allowance for the control period. The Company continues to remit credits in accordance with RGGI. The Company recognizes expense on a per ton basis, where one ton is equal to one RGGI credit.
The RGGI credits are recorded on a first in, first out (“FIFO”) basis. The Company incurred emissions expense of $860 tho
us
and
and $468
 tho
usand
for the three and
nine
months ended
September
 30, 2021, respectively, and $1,674
 th
o
usand
and $941

thousand for the three and nine months ended September 30, 2020, respectively, which is included in power and capacity cost of revenue in the accompanying condensed consolidated statements of operations.

Emissions Expense and Credits
The Company generates carbon dioxide emissions. As a result, the Company incurs emissions expense and is required to purchase emission credits, which are valued at cost, to offset the liability. The Company participates in the Regional Greenhouse Gas Initiative (“RGGI”), which requires, by law, that the Company remit credits to offset 50% of the Company’s annual emission expense in the following year, for each of the years in the three year control period (January 1, 2018 to December 31, 2020). After the control period ends, the Company will remit credits to extinguish the remaining emission expense liability. The Company recognizes expense on a per ton basis, where one ton is equal to one RGGI credit.
The RGGI credits are recorded on a first in, first out (“FIFO”) basis. The Company incurred emissions expense of $1,738 and $206 for the years ended December 31, 2020 and 2019, respectively, which is included in power and capacity cost of revenue in the accompanying consolidated statements of operations.

Carbon Offset Credits
Carbon Offset Credits
The Company announced that effective June 1, 2021, it will operate an entirely carbon neutral bitcoin mining operation at its facility in Dresden, New York. The Company plans to purchase voluntary carbon offsets from a portfolio of U.S. greenhouse gas reduction projects as one method to achieve this carbon neutrality. During the nine months ended September 30, 2021, the Company purchased $0.7 million of voluntary carbon offset credits. The voluntary carbon offset credits will be expensed to cost of revenues on a specific identification basis when the Company applies it to its net zero goals, which is when the credits are surrendered to the applicable agency.

Goodwill
Goodwill
Acquisitions are accounted for using the acquisition method which requires allocation of the purchase price to assets acquired and liabilities assumed based on estimated fair values. Any excess of the purchase price over the fair value of the assets and liabilities acquired is recorded as goodwill. Allocations of the purchase price are based on preliminary estimates and assumptions at the date of acquisition and are subject to revision based on final information received, including appraisals and other analyses which support underlying estimates. The Company performs a goodwill impairment test annually in the fourth quarter or more frequently if events or circumstances indicate that an impairment loss may have been incurred. The applicable guidance allows an entity to first assess qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than carrying value. If it is determined that it is more likely than not that the fair value of a reporting unit is less than carrying value then the company will estimate and compare the fair value of its reporting units to their carrying value, including goodwill. If the carrying value of goodwill is not recoverable, an impairment is recognized for the difference. Fair value is determined through the use of projected future cash flows, multiples of earnings and sales and other factors. Such analysis requires the use of certain market assumptions and discount factors, which are subjective in nature. The Company’s goodwill relates to the Merger (see Note 3).

Intangible Assets
Intangible Assets
Other intangible assets relate to customer relationships and tradename acquired in the Merger (see Note 3), and are being amortized over the estimated period of benefit. The Company evaluates the recoverability of its intangible assets subject to amortization when facts and circumstances indicate that the carrying value of the asset may not be recoverable. If the carrying value is not recoverable, impairment is measured as the amount by which the carrying value exceeds its estimated fair value. Fair value is generally estimated based on either appraised value or other valuation techniques.

Asset Retirement Obligations
Asset Retirement Obligations
Asset retirement obligations are legal obligations associated with the retirement of long-lived assets. The obligations represent the present value of the estimated costs for an asset’s future retirement discounted using a credit-adjusted risk-free rate, and are recorded in the period in which the liability is incurred. The liabilities recognized relate to the decommissioning of a coal ash pond for coal combustion residuals (“CCR”), which are subject to Federal and State regulations
.
In accordance with Federal law and ASC
410-20,
Asset Retirement Obligations, the Company recorded an asset retirement obligation of $2.4

mil
l
ion

and $2.3

million

at September 30, 2021 and December 31, 2020, respectively. The Company expensed less than
$0.1

million to other income and expense, net during both of the three months ended September 30, 2021 and 2020 for the accretion of interest for the liability and $0.1 during both of the nine months ended September 30, 2021 and 2020. There were no changes to cash flow estimates related to the coal ash pond asset retirement obligation during the three and six
months ended September 30, 2021 or 2020. Estimates are based on various assumptions including, but not limited to, closure cost estimates, timing of expenditures, escalation factors, discount rate of 5.00
%
and methods for complying with CCR regulations. Additional adjustments to the asset retirement obligations are expected periodically due to potential changes in estimates and assumptions.

Asset Retirement Obligations
Asset retirement obligations are legal obligations associated with the retirement of long-lived assets. The obligations represent the present value of the estimated costs for an asset’s future retirement discounted using a credit-adjusted risk-free rate, and are recorded in the period in which the liability is incurred. The liabilities recognized relate to the decommissioning of a coal ash pond.
The following table reflects the details of the asset retirement obligations included in the consolidated balance sheets at December 31, 2020 and 2019:

Coal Ash Pond
Balance at January 1, 2019	$—
Initial recognition	2,135

Balance at December 31, 2019	2,135
Accretion	142

Balance at December 31, 2020	$2,277

Coal Combustion Residuals
Coal combustion residuals (“CCR”) are subject to Federal and State regulations. Our obligations associated with CCR are for the closure of a coal ash pond. With regards to its coal ash pond, in accordance with Federal law and ASC
410-20,
Asset Retirement Obligations,
the Company recorded an asset retirement obligation of $2,277 and $2,135 at December 31, 2020 and 2019, respectively. There were no changes to cash flow estimates related to the coal ash pond asset retirement obligation during 2020. Estimates are based on various assumptions including, but not limited to, closure cost estimates, timing of expenditures, escalation factors, discount rate of 5.00% and methods for complying with CCR regulations. Additional adjustments to the asset retirement obligations are expected periodically due to potential changes in estimates and assumptions.

Revenue Recognition
Revenue Recognition
Cryptocurrency Mining Revenue
Greenidge has entered into digital asset mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and Greenidge’s enforceable right to compensation only begins when Greenidge provides computing power to the mining pool operator. In exchange for providing computing power, Greenidge is entitled to a theoretical fractional share of the cryptocurrency award the mining pool operator receives less digital asset transaction fees to the mining pool operator. Revenue is measured as the value of the fractional share of the cryptocurrency award received from the pool operator, which has been reduced by the transaction fee retained by the pool operator, for Greenidge’s pro rata contribution of computing power to the mining pool operator for the successful solution of the current algorithm.
Providing computing power in digital asset transaction verification services is an output of Greenidge’s ordinary activities. The provision of providing such computing power is the only performance obligation in Greenidge’s contracts with mining pool operators. The cryptocurrency that Greenidge receives as transaction consideration is noncash consideration, which Greenidge measures at fair value on the date received, which is not materially different than the fair value at the contract inception or the time Greenidge has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and Greenidge receives confirmation of the consideration it will receive, at which time revenue is recognized.
Pool fees paid by miners to pooling operators are based on a fixed percentage of the theoretical bitcoin block reward and network transaction fees received by miners. Pooling fees are netted against daily bitcoin payouts. Greenidge does not expect any material future changes in pool fee percentages paid to pooling operators, however as pools become more competitive, these fees may trend lower over time.
Fair value of the cryptocurrency award received is determined using the quoted price on Greenidge’s primary exchange of the related cryptocurrency at the time of receipt.
There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for cryptocurrencies recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, Greenidge may be required to change its policies, which could have an effect on the Company’s condensed consolidated financial position and results of operations.
Power and capacity revenue
Greenidge recognizes power revenue at a point in time, when the electricity is delivered to the NYISO and its performance obligation is met. Greenidge recognizes revenue on capacity agreements over the life of the contract as its series of performance obligations are met as capacity to provide power is maintained.
Sales tax, value-added tax, and other taxes Greenidge collects concurrent with revenue-producing activities are excluded from revenue. Incidental contract costs that are not material in the context of the delivery of goods and services are recognized as expense. There is no significant financing component in these transactions.
Services and other revenue
Services revenue is primarily comprised of fees for customer support and technology support services provided by Greenidge’s wholly owned subsidiary, Support. Support’s service programs are designed for enterprise clients, business and professional services clients, as well as the consumer, and include customer service, sales support, and technical support, including computer and mobile device set-up,
security and support, virus and malware removal, wireless network set-up,
and automation system onboarding and support.
Support offers customer support, technical support, and technology services to large corporations, business and professional services organizations and consumers, directly and through its partners (which include communications providers, retailers, technology companies and others) and, to a lesser degree, directly through its website. Support transacts with customers via reseller programs, referral programs and direct transactions. In reseller programs, the partner generally executes the financial transactions with the customer and pays a fee to Support, which is recognized as revenue when the service is delivered. In referral programs, Support transacts with the customer directly and pays a referral fee to the referring party. In direct transactions, Support sells directly to the customer at the retail price.
The services described above include four types of offerings:

•
Time-Based Services—In connection with the provisions of certain services programs, fees are calculated based on contracted time-based rates with partners. For these programs, revenue is recognizes as services are performed, based on billable time of work delivered by technology professionals. These services programs also include performance standards, which may result in incentives or penalties, which are recognized as earned or incurred.

•
Tier-Based Services – In connection with the provisions of certain services programs, fees are calculated on partner subscription tiers based on number of subscribers. For these programs, revenue is recognized as services are performed, and are billed based on the tier level of number of subscribers supported by Support’s professional team.

•
Subscriptions—Customers purchase subscriptions or “service plans” under which certain services are provided over a fixed subscription period. Revenues for subscriptions are recognized ratably over the respective subscription periods.

•
Incident-Based Services—Customers purchase a discrete,
one-time
service. Revenue recognition occurs at the time of service delivery. Fees paid for services sold but not yet delivered are recorded as deferred revenue and recognized at the time of service delivery.

Partners and corporate customers are generally invoiced monthly. Fees from customers via referral programs and direct transactions are generally paid with a credit card at the time of sale. Revenue is recognized net of any applicable sales tax.
Services revenue also includes fees from licensing of Support cloud-based software. In such arrangements, customers receive a right to use Support cloud applications in their own support organizations. Support licenses its cloud-based software using a software-as-a-service
(“SaaS”) model under which customers cannot take possession of the technology and pay Support on a per-user
or usage basis during the term of the arrangement.
Services and other revenue also includes, to a lesser extent, fees for end-user
software products provided through direct customer downloads and through the sale of these end-user
software products via partners. Support’s software is sold to customers primarily on an annual subscription with automatic renewal. Support provides regular, significant upgrades over the subscription period and therefore recognize revenue for these products ratably over the subscription period. Management has determined that these upgrades are not distinct, as the upgrades are an input into a combined output. In addition, management has determined that the frequency and timing of the software upgrades are unpredictable and therefore recognizes revenue consistent with the sale of the subscription. Support generally controls fulfillment, pricing, product requirements, and collection risk and therefore records the gross amount of revenue. Support provides a
30-day
money back guarantee for the majority of its
end-user
software products.

Environmental Trust Liability
Environmental Trust Liability
The Company owns and operates a landfill. As required by the New York State Department of Environmental Conservation (“NYSDEC”), landfills are required to fund a trust to cover closure costs and expenses after the landfill has stopped operating.

The trust is designed
to provide funds for 30 years of expenses to maintain a landfill once it is full and has no further source of revenue or in case the owner is defunct and the NYSDEC has to operate the landfill. The landfill is a fully permitted, operational landfill and also acts as a leachate treatment facility. An annual report is completed by a third-party engineering firm to provide environmental compliance and calculate combined closure and post-closure costs, discounted to current year dollars using a discount rate of 4.50
%. In lieu of a trust, the Company has negotiated with its largest equity member to maintain a letter of credit guaranteeing the payment of the liability (see Note
8
).
In accordance with ASC
410-20,
Asset Retirement Obligations
, the Company has recorded an environmental liability
of
$5.0
 million
and $4.9

million at September 30, 2021 and December 31, 2020, respectively. The letter of credit related to this liability was for
$5.0

million at September 30, 2021 (see Note 8).

Environmental Trust Liability
The Company owns and operates a landfill. As required by the New York State Department of Environmental Conservation (“NYSDEC”), landfills are required to fund a trust to cover closure costs and expenses after the landfill has stopped operating. The trust is designed to provide funds for 30 years of expenses to maintain a landfill once it is full and has no further source of revenue or in case the owner is defunct and the NYSDEC has to operate the landfill. At December 31, 2020, the landfill is a fully permitted, operational landfill and also acts as a leachate treatment facility. An annual report is completed by a third-party engineering firm to provide environmental compliance and calculate combined closure and post-closure costs, discounted to current year dollars using a discount rate of 4.50%. In lieu of a trust, the Company has negotiated with its largest equity member to maintain a letter of credit guaranteeing the payment of the liability (see Note 5). In accordance with ASC
410-20,
Asset Retirement Obligations
, the Company has recorded an environmental liability of $4,927 and $4,697 at December 31, 2020 and 2019, respectively. The letter of credit related to this liability was for $4,938 at December 31, 2020 and 2019 (see Note 5).

Leases
Leases
On January 1, 2021, the Company adopted ASC 842,
Leases (“ASC 842”)
. No lease arrangements were in place as of January 1, 2021. Following guidance in ASC 842, arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the condensed consolidated balance sheet.
Right-of-use
(“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. The ROU asset is amortized over the lease term. Variable lease expenses, if any, are recorded when incurred.
In calculating the ROU asset and related lease liability, the Company elected to combine lease and non-lease
components. The Company excluded short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election and recognizes rent expense on a straight-line basis over the lease term.
ASC 842 requires the Company to recognize an ROU asset and a lease liability for all leases with terms greater than 12 months. The Company entered into two immaterial leases during the nine months ended September 30, 2021. The Company entered into a finance lease to finance the purchase of equipment on March 11, 2021, for which, the Company recorded an ROU asset of $1.4 million and a finance lease obligation of $1.2 million at the lease commencement date. The lease for this equipment ends August 31, 2022. The Company also entered into an operating lease for office space, for which the Company recorded an ROU asset and lease liability of $0.1 million.

Cryptocurrency Mining Cost of Revenue
Cryptocurrency Mining Cost of Revenue
Cost of revenue—cryptocurrency mining consists primarily of natural gas, emissions, payroll and benefits and other direct production costs associated with the megawatts generated for the digital mining operation. Cost of revenue – cryptocurrency mining does not include depreciation and amortization.

Power and Capacity Cost of Revenue
Power and Capacity Cost of Revenue
Cost of revenue—power and capacity consists primarily of natural gas, emissions, payroll and benefits and other direct production costs associated with the megawatts generated for the power produced by Greenidge and sold to the grid. Cost of revenue – power and capacity does not include depreciation and amortization.

Selling, General, and Administrative Expenses
Selling, General, and Administrative Expenses
Selling, general and administrative expenses consist primarily of administrative payroll and benefits, business development costs, professional fees, and insurance.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for share-based payment awards exchanged for services at the estimated grant date fair value of the award. Stock options issued under the Company’s equity incentive plans are granted with an exercise price equal to no less than the market price of the Company’s stock at the date of grant and expire up to ten years from the date of the grants. These options generally vest on the grant date or over a three year period
.
The Company estimates the fair value of the stock options grants using the Black-Scholes-Merton option pricing model and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgement.
Expected Term
– The expected term of options represents the period that the Company’s stock-based awards are expected to be outstanding on the simplified method, which is the half-life from vesting to the end of its contractual term.
Expected Volatility
– The Company computes stock price volatility over expected terms based on reasonable estimates and comparable public companies as the Company had little trading history of its own common stock.
Risk-Free Interest Rate
– The Company bases the risk-free interest rate on the implied yield available on U.S. Treasury zero-coupon
issues with an equivalent remaining term.
Expected Dividend
– The Company has never declared or paid any cash dividends on its common shares and does not plan to pay cash dividends in the foreseeable future, and, therefore, uses an expected dividend yield of zero in its valuation models.

Income Taxes
Income Taxes
Prior to the formation of Greenidge on January 27, 2021, GGH was treated as a partnership for federal and state income tax purposes. Pursuant to this election, the profit or loss of GGH is reported in the individual income tax returns of the members. Therefore, no provision for Federal or State taxes has been made for the year ended December 31, 2020.
Subsequent to the conversion of GGH to Greenidge, the Company calculates the provision for income taxes in accordance with ASC 740, Income Taxes. The current provision for income taxes represents actual or estimated amounts payable or refundable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying condensed consolidated balance sheets, and for operating loss and tax credit carryforwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustments to the tax provision or benefit in the period of enactment. A valuation allowance may be provided to the extent management deems it is more likely than not that deferred tax assets will not be realized. The ultimate realization of net deferred tax assets is dependent upon the generation of future taxable income, in the appropriate taxing jurisdictions, during the periods in which temporary differences, net operating losses and tax credits become realizable. Management believes that it is more likely than not that the Company will realize the benefits of these temporary differences and operating loss and tax credit carryforwards, net of valuation allowances. The Company recognizes and measures tax positions taken or expected to be taken in its tax return based on their technical merit and assesses the likelihood that the positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period. Interest and penalties on tax liabilities, if any, would be recorded as incurred in interest expense and other expenses, respectively.

Income Taxes
The Company is treated as a partnership for federal and state income tax purposes. Pursuant to this election, the profit or loss of the Company is reported in the individual income tax returns of the members. Therefore, no provision for Federal or State taxes has been made for the years ended December 31, 2020 or 2019.
The Company recognizes and measures tax positions taken or expected to be taken in its tax return based on their technical merit and assess the likelihood that the positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period. Interest and penalties on tax liabilities, if any, would be recorded as incurred in interest expense and other expenses, respectively.

Earnings Per Share
Earnings Per Share
Basic net income per common share attributable to common shareholders is calculated by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding for the period. Diluted net income per common share attributable to common shareholders is calculated by dividing net income attributable to common shareholders by the diluted weighted average number of common shares outstanding for the period. Basic and diluted income per common share is not provided for the three and nine months ended September 30, 2020 as the Company was organized as an LLC during that period. The Company used the weighted average method in determining earnings per share in consideration of the conversion of participating securities to common shares due to the reorganization in January 2021.

Accounts Receivable
Accounts Receivable
The Company provides credit in the normal course of business to its power customer, NYISO. The Company performs periodic credit evaluations of its customer’s financial condition and generally does not require collateral. NYISO makes payments, depending on the type of revenue, within seven days of usage or seven days of month end. Based on the reliability of customer payments, the Company has determined that an allowance for doubtful accounts was not required at December 31, 2020 or 2019. Accounts are written off when collection efforts have been exhausted. No accounts were written off as uncollectible during the years ended December 31, 2020 or 2019.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of demand deposit accounts and other short-term investments which mature within three months from the date of purchase. The Company maintains its cash in bank deposit accounts which may, at times, exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk with respect to cash and cash equivalents.

Digital Assets
Digital Assets
Digital assets, primarily consisting of bitcoin, are included in current assets in the accompanying condensed consolidated balance sheets. Digital assets are classified as indefinite-lived intangible assets in accordance with ASC 350, Intangibles – Goodwill and Other, and are accounted for in connection with Greenidge’s revenue recognition policy disclosed below. Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired.
The Company determines the fair value of its digital assets on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, based on quoted prices on the active exchange(s) that the Company has determined is its principal market for bitcoin (Level 1 inputs). the Company performs an analysis each period to identify whether events or changes in circumstances, principally decreases in the quoted prices on active exchanges, indicate that it is more likely than not that its digital assets are impaired.
Events or circumstances that may trigger an impairment assessment other than annually include but are not limited to material changes in the regulatory environment, potential technological changes in digital assets, and prolonged or material changes in the price of bitcoin below the carrying cost of the asset. Upon determining an impairment exists, the amount of the impairment is determined as the amount by which the carrying amount exceeds its fair value, which is measured using the quoted price of the digital asset at the time its fair value is being measured. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted. The Company assessed its digital assets for impairment, and determined that no material impairments existed during the nine months ended September 30, 2021 and 2020. As of September 30, 2021, the Company’s digital assets consisted of approximately 29.8 bitcoins compared to 26.1 bitcoins as of December 31, 2020.
Digital assets awarded to the Company through its mining activities are included within the operating activities in the accompanying condensed consolidated statements of cash flows. The Company accounts for its gains or losses in accordance with the last in, first out (“LIFO”) method of accounting. Gains and losses from the sales of digital assets are recorded in other income (expense) in the accompanying condensed consolidated statements of operations.

Digital Assets
Digital assets are included in current assets in the accompanying consolidated balance sheets. Digital assets are classified as indefinite-lived intangible assets in accordance with Accounting Standards Codification (“ASC”) 350,
Intangibles—Goodwill and Other
, and are accounted for in connection with the Company’s revenue recognition policy disclosed below. When events or circumstance indicate that digital assets may be impaired, they are tested for impairment. Impairment, if any, is recognized for the difference between the fair value of the underlying digital assets and the carrying amount of the digital asset. The Company assessed these digital assets and determined no impairment existed at December 31, 2020. At December 31, 2019, the Company determined that impairment existed and as such, the Company recorded an impairment loss of $100 to reduce the carrying cost of the digital assets at December 31, 2019. At December 31, 2020 and 2019, the Company’s digital assets consisted of approximately 26.1 and 38.9 Bitcoins, respectively.

Digital assets awarded to the Company through its mining activities are included within the operating activities in the accompanying consolidated statements of cash flows. The Company accounts for its gains or losses in accordance with the last in, first out (“LIFO”) method of accounting. Gains and losses from the sales of digital assets are recorded in other income (expense) in the accompanying consolidated statements of operations.
While management uses available information to evaluate and recognize impairment losses on digital assets, further reductions in the carrying amounts may be necessary based on the changes in the underlying value of Bitcoin.

Fuel Deposits		Fuel Deposits The Company is required to maintain a cash deposit ($100 minimum) with a third-party broker for gas purchases and collection of revenues on the Company’s behalf.
Project Deposit
Project Deposit
The Company has a contract to connect its power generation facility with the New York State Transmission System, which requires the Company to make a deposit for work to commence. The balance of the deposit was $74 and $510 as of December 31, 2020 and 2019, respectively. The project was substantially completed in 2020 with the remaining deposit balance expected to be refunded in 2021.

Miner Equipment Deposits
Miner Equipment Deposits
The Company enters into agreements to purchase miner equipment, computer hardware designed for use in the cryptocurrency mining process that often require deposits before the equipment is received and placed into service.

Property and Equipment
Property and Equipment
Property and equipment is stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which generally range from three to thirty-nine years.
Major additions and betterments are capitalized, while repairs and maintenance are charged to operations as incurred. Upon retirement or sale of an asset, the cost and related accumulated depreciation are eliminated and any resulting gain or loss is included within other income (expense) in the accompanying consolidated statements of operations.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses its long-lived assets for impairment whenever events or circumstances indicate the carrying amounts of long-lived assets may not be recoverable by comparing the expected undiscounted future cash flows of the assets with the respective carrying amounts as of the date of assessment. Should aggregate expected future cash flows be less than the carrying value, an impairment would be recognized, measured as the difference between the carrying value and the fair value of the asset. During the years ended December 31, 2020 and 2019, the Company did not record any impairment charges.

Natural Gas Payable		Natural Gas Payable The Company purchases natural gas through a third-party broker on a daily basis. This amount represents the unpaid balance due to the broker at December 31, 2020 and 2019.
Revenue Recognition
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606,
Revenue from Contracts with Customers
. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled to in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•	Step 1: Identify the contract, or contracts, with the customer;

•	Step 2: Identify the performance obligations in the contract;

•	Step 3: Determine the transaction price;

•	Step 4: Allocate the transaction price to the performance obligations in the contract; and

•	Step 5: Recognize revenue when, or as, the Company satisfies a performance obligation.
In order to identify the performance obligations in a contract with a customer, the Company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).
If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.
The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

•	Variable consideration;

•	Constraining estimates of variable consideration;

•	The existence of a significant financing component in the contract;

•	Noncash consideration; and

•	Consideration payable to a customer.
Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

Cryptocurrency mining and related activities revenue
The Company has entered into digital asset mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Company’s enforceable right to compensation only begins when the Company provides computing power to the mining pool operator. In exchange for providing computing power, the Company is entitled to a theoretical fractional share of the cryptocurrency award the mining pool operator receives (less pool fees to the mining pool operator which are recorded as a reduction of revenue) for successfully adding a block to the blockchain. The Company’s fractional share is based on their share of the theoretical global mining rewards based on its percentage contribution to the bitcoin mining network.
Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of providing such computing power is the only performance obligation in the Company’s contracts with mining pool operators. The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value on the date received, which is not materially different than the fair value at the contract inception or the time the Company has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized.
Fair value of the cryptocurrency award received is determined using the quoted price on the Company’s primary exchange of the related cryptocurrency at the time of receipt.
There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for cryptocurrencies recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the Financial Accounting Standards Board (“FASB”), the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results of operations.
Hosting revenue
The Company provides energized space and operating and maintenance services to third-party mining companies who locate their mining hardware at its power plant facility. The Company accounts for these agreements as a single performance obligation for services being delivered in a series with delivery being measured by daily successful operation of the mining hardware. As such, the Company recognizes revenue over the life of the contract as its series of performance obligations are met. Hosting contracts typically require payment in advance of the service delivery. The Company recognizes such payments as deferred revenue until its performance obligations are met, at which time the Company recognizes the revenue. The Company does not have any significant warranty obligations. Hosting revenue is included in cryptocurrency mining and related activities revenue in the consolidated statements of operations.
Hashrate revenue
From time to time, the Company sells its computing power at a fixed price over a period of time ranging from 30 to 180 days. The Company accounts for these agreements as a single performance obligation for services being delivered in a series with delivery being measured by daily delivery of the computing power. As such, the Company recognizes revenue over the life of the contract as its series of performance obligations are met. The Company does not have any significant warranty obligations. Hashrate revenue is included in cryptocurrency mining and related activities revenue in the consolidated statements of operations.

Power and capacity revenue
The Company recognizes power revenue at a point in time, when the electricity is delivered to the NYISO and its performance obligation is met. The Company recognizes revenue on capacity agreements over the life of the contract as its series of performance obligations are met as capacity to provide power is maintained.
Sales tax, value-added tax, and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. Incidental contract costs that are not material in the context of the delivery of goods and services are recognized as expense. There is no significant financing component in these transactions.

Advertising and Promotion Costs
Advertising and Promotion Costs
Advertising and promotional costs are expensed as incurred and totaled $117 for the year ended December 31, 2020. The Company did not incur any advertising and promotional costs for the year ended December 31, 2019.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform to the current year’s presentation.
Recent Accounting Pronouncements Not Yet Adopted
Recent Accounting Pronouncements Not Yet Adopted
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”),
which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. As an emerging growth company, the Company has elected to adopt this pronouncement following the effective date for private companies beginning with periods beginning after December 15, 2021. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements and related disclosures.
Any new accounting standards, not disclosed above, that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the Company’s condensed consolidated financial statements upon adoption.

Recent Accounting Pronouncements Not Yet Adopted
In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”)
, which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.
Any new accounting standards, not disclosed above, that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

Recent Accounting Pronouncements, Adopted
Recent Accounting Pronouncements, Adopted
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842), which requires lessees to recognize a
right-of-use
(“ROU”) asset and a lease liability for all leases with terms greater than 12 months and also requires disclosures by lessees and lessors about the amount, timing and uncertainty of cash flows arising from leases. Subsequent to the issuance of Topic 842, the FASB clarified the guidance through several ASUs; hereinafter the collection of lease guidance is referred to as “ASC 842”. On January 1, 2021, the Company adopted ASC 842. The Company had no leasing arrangements at the beginning of the period of adoption. As a result, no cumulative impact of adopting ASC 842 was recorded. The Company also elected to exclude leases with a term of 12 months or less in the recognized ROU assets and lease liabilities, when the likelihood of renewal is not probable. Refer to the discussion of Leases within this note for additional information. The Company determines if an arrangement is a lease at inception. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The lease terms used to calculate the ROU asset and related lease liability include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

Recent Accounting Pronouncements, Adopted
In May 2014, the FASB issued
ASU 2014-09,
 Revenue from Contracts with Customers
(Topic 606), a new accounting standard related to revenue recognition. The new standard supersedes nearly all U.S. GAAP on revenue recognition and eliminated industry-specific guidance. The underlying principle of the new standard is to recognize revenue when a customer obtains control of promised goods or services at an amount that reflects the consideration that is expected to be received in exchange for those goods or services. On January 1, 2019, the Company adopted Topic 606 using the modified retrospective method. ASC 606 provides a five-step model for analyzing contracts and transactions to determine when, how, and if revenue is recognized. Revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. Revenue recognition under the new standard did not have a material impact on the consolidated balance sheets, consolidated statements of operations, or consolidated statements of cash flows.

Cost of Services and Other Revenue
Cost of Services and Other Revenue
Cost of revenue—services and other consists primarily of compensation costs and contractor expenses associated with people prov
i
ding services, as well as the technology, telecommunications and other personnel-related expenses related to the delivery of services. To a lesser extent, cost of services and other revenue includes third-party royalty fees for end-user
software products. Cost of revenue—services and other does not include depreciation and amortization.